Segmented information - Schedule of geographical areas (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 861,917	$ 721,519	$ 1,275,804	$ 509,148
United States [Member]
Disclosure of geographical areas [line items]
Revenue	835,097			472,749
Canada [Member]
Disclosure of geographical areas [line items]
Revenue	$ 26,820			$ 36,399